Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Revenue
Operating expenses:
Rent
General and administrative expenses	$ 7,759	$ 4,535	$ 9,927	$ 10,440	$ 37,047	$ 32,670
Total operating expenses	7,759	4,535	9,927	10,440	37,047	32,670
Operating loss	$ (7,759)	$ (4,535)	$ (9,927)	$ (10,440)	$ (37,047)	$ (32,670)
Other income (expense)
Net loss	$ (7,759)	$ (4,535)	$ (9,927)	$ (10,440)	$ (37,047)	$ (32,670)
Basic and diluted loss per share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding	14,702,250	14,702,250	14,702,250	14,702,250	14,702,250	14,702,250